New standards and interpretations not yet adopted - Somos - Anglo (Predecessor) (Tables)	9 Months Ended
Oct. 10, 2018
Somos - Anglo (Predecessor)
New standards and interpretations
Schedule of opening balance adjustments in financial position for adoption of new accounting standard
Opening balance adjustments
Non-current assets
Property, plant and equipment	154,681
Deferred Income Tax and Social Contribution	3,278
157,959
Current liabilities
Lease liabilities	13,275
Non-current liabilities
Lease liabilities	145,931
159,206
Parent’s net investment	(1,247)